Financial information of the parent company (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
NET (LOSS) INCOME	$ (10,366,087)	$ 1,406,282	$ 7,024,054
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	789,332	(204,383)	(497,722)
COMPREHENSIVE (LOSS) INCOME	(9,576,755)	1,201,899	6,526,332
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
EQUITY (LOSS) INCOME OF SUBSIDIARIES	(10,197,242)	1,453,191	7,417,705
NET (LOSS) INCOME	(10,197,242)	1,453,191	7,417,705
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	781,176	(201,488)	(518,799)
COMPREHENSIVE (LOSS) INCOME	$ (9,416,066)	$ 1,251,703	$ 6,898,906